Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2023	2022
	U.S. dollars in thousands

Cash in banks and on hand	133	1,413
Bank deposits with original maturities of three months or less*	1,268	681

	1,401	2,094
*	Deposits with maturity of less than three months, which in 2023 bear an interest of 4.41%-5.1% per annum (in 2022: 4.5%).

Schedule of Cash and Cash Equivalents are Denominated or Linked	The currencies in which the cash and cash equivalents are denominated or linked to are:
	December 31,
	2023	2022
	U.S. dollars in thousands

U.S. dollars	382	2,009
NIS (not linked to the Israeli CPI)	1,019	85

	1,401	2,094